Financial Risk Management Activities - Interest Rate Risk (Details) - Interest rate risk Tsh in Millions, R$ in Millions, R in Millions, $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 TZS (Tsh)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 TZS (Tsh)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2017 AUD ($)
Financial assets | USD denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate, basis points	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Change in interest amount due to change in interest rate	$ 1				$ 1					$ 1
Financial assets | AUD denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate, basis points	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Change in interest amount due to change in interest rate	$ 1		$ 1		$ 1		$ 1
Financial assets | ZAR denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate, basis points										1.50%	1.50%	1.50%
Change in interest amount due to change in interest rate										$ 0	R 2
Change in financial assets, basis points										1.00%	1.00%	1.00%
Change in interest amount due to change in financial assets										$ 1
Financial assets | BRL denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate, basis points					2.50%	2.50%	2.50%	2.50%	2.50%
Change in interest amount due to change in interest rate					$ 1			R$ 2
Financial liabilities | USD denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate, basis points	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Change in interest amount due to change in interest rate	$ 1				$ 1
Financial liabilities | AUD denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate, basis points										1.00%	1.00%	1.00%
Change in interest amount due to change in interest rate										$ 2		$ 3
Financial liabilities | ZAR denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate, basis points	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Change in interest amount due to change in interest rate	$ 1	R 15			$ 1	R 14				$ 3	R 41
Financial liabilities | TZS denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate, basis points	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Change in interest amount due to change in interest rate	$ 1			Tsh 2,704	$ 1				Tsh 1,680